Loans and Allowance for Loan Losses - Schedule of Impaired Loans by Class of Loans (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance	$ 16,010,000	$ 15,382,000	$ 7,415,000	$ 4,201,000
Recorded investment with no allowance	14,462,000	14,340,000	6,384,000	1,696,000
Recorded investment with allowance	1,544,000	1,032,000	1,031,000	2,382,000
Total recorded investment	16,006,000	15,372,000	7,415,000	4,078,000
Related allowance	312,000	307,000	136,000	1,186,000
Average recorded investment during year	16,083,000	16,312,000	7,322,000	4,935,000
Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance	124,000	130,000	85,000	458,000
Recorded investment with no allowance	121,000	127,000	83,000	459,000
Total recorded investment	121,000	127,000	83,000	459,000
Average recorded investment during year	124,000	138,000	70,000	462,000
Real Estate | Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance	986,000	1,008,000	1,944,000	57,000
Recorded investment with no allowance	986,000	1,008,000	1,944,000	57,000
Total recorded investment	986,000	1,008,000	1,944,000	57,000
Average recorded investment during year	997,000	1,051,000	1,754,000	59,000
Real Estate | Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance	5,603,000	5,641,000	385,000
Recorded investment with no allowance	5,595,000	5,630,000	384,000
Total recorded investment	5,595,000	5,630,000	384,000
Average recorded investment during year	5,613,000	5,680,000	406,000
Real Estate | Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance	235,000	241,000	264,000
Recorded investment with no allowance	238,000	244,000	267,000
Total recorded investment	238,000	244,000	267,000
Average recorded investment during year	241,000	255,000	188,000
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance	9,000,000	8,297,000	4,737,000	3,343,000
Recorded investment with no allowance	7,522,000	7,331,000	3,706,000	995,000
Recorded investment with allowance	1,483,000	967,000	1,031,000	2,348,000
Total recorded investment	9,005,000	8,298,000	4,737,000	3,343,000
Related allowance	297,000	290,000	136,000	1,178,000
Average recorded investment during year	9,045,000	9,117,000	$ 4,904,000	4,180,000
Consumer
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance				14,000
Recorded investment with no allowance				14,000
Total recorded investment				14,000
Average recorded investment during year				17,000
Other
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance				34,000
Recorded investment with allowance				34,000
Total recorded investment				34,000
Related allowance				8,000
Average recorded investment during year				35,000
Purchased Credit Impaired
Accounts Notes And Loans Receivable [Line Items]
Unpaid contractual principal balance	62,000	65,000		295,000
Recorded investment with no allowance				171,000
Recorded investment with allowance	61,000	65,000
Total recorded investment	61,000	65,000		171,000
Related allowance	15,000	17,000
Average recorded investment during year	$ 63,000	$ 71,000		$ 182,000